LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LEASES
Schedule of supplemental balance sheet information related to leases

Operating lease right of use asset	$49,941,971
Operating lease liability, current portion	$7,182,381
Operating lease liability, net of current portion	$43,962,492

Schedule of future minimum lease payments under the non-cancelable operating leases

Twelve Months Ending June 30,
2023	$9,730,956
2024	9,916,779
2025	10,106,552
2026	10,422,764
2027	7,788,145
Thereafter	72,773,441
Total lease payment	$120,738,637

For the Fiscal Years Ending
2022	$9,558,000
2023	6,162,000
2024	5,750,000
2025	5,671,000
2026	5,210,000
Thereafter	26,988,000
$69,466,000

Schedule of other supplemental information related to operating lease

June 30,
2022
Weighted average discount rate	10%
Weighted average remaining lease term (years)	9.1 years

	Three Months	Six Months
	Ended	Ended
	June 30, 2022	June 30, 2022
Operating lease cost	$2,839,925	$5,787,499